CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SUMMARY OF OUTSTANDING PROMISSORY NOTES

The following table summarizes the outstanding promissory notes as of June 30, 2023 and December 31, 2022 (dollars in thousands):

	June 30, 2023		December 31, 2022
	Interest rate	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount
Convertible Note - Talos Victory (Note 9 (b))	8%	$-	$-	$-	-
Convertible Note - Mast Hill (Note 9 (b))	8%	725,000	658,988	740,000	635,535
Convertible Note - First Fire (Note 9 (b))	8%	176,250	125,922	181,250	156,594
Convertible Note - LGH Note 9 (b))	8%	202,500	194,094	207,500	188,987
Convertible Note - Fourth Man (Note 9 (b))	8%	152,000	133,510	157,000	128,703
Convertible Note - Jefferson Street Note 9 (b))	8%	165,000	141,240	170,000	142,554
Convertible Note - Blue Lake Note 9 (b))Total	8%	-	-	-	-
Total		$1,420,750	$1,253,754	$1,455,750	$1,252,373
Amortization of discounts for the six months ended June 30, 2023			(3,888)
Convertible promissory notes payable as of June 30, 2023			$1,249,866

The following table summarizes the outstanding promissory notes as of December 31, 2022 and 2021 (dollars in thousands):

		2022		2021
	Interest rate	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount

Convertible Note- Talos Victory (Note 9 (b))	8%	$-	$-	$250,000	201,536
Convertible Note-Mast Hill (Note 9 (b))	8%	740,000	635,535	750,000	612,265
Convertible Note-First Fire (Note 9 (b))	8%	181,250	156,594	250,000	200,129
Convertible Note-LGH Note 9 (b))	8%	207,500	188,987	250,000	209,274
Convertible Note -Fourth Man (Note 9 (b))	8%	157,000	128,703	250,000	199,220
Convertible Note-Jefferson Street Note 9 (b))	8%	170,000	142,554	250,000	199,011
Convertible Note -Blue Lake Note 9 (b))Total	8%	-	-	250,000	199,011
Total		$1,455,750	$1,252,373	$2,250,000	$1,846,583
Amortization of discounts for year ended December 31, 2022			24,909
Convertible promissory notes payable as of December 31,2022			$1,277,282

SCHEDULE OF FAIR VALUE OF WARRANTS

The fair values of these warrants as of June 30, 2023 were calculated using the Black-Scholes option-pricing model with the following assumptions:

					June 30, 2023
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2022(US$)	Changes of fair value of common stock purchase warrants liability (+ (loss)/(- (gain)(US$)	Common stock purchase warrants liability as of June 30, 2023 (US$)
Convertible Note - Talos Victory (Note 9 (a))	355.5%	$0.0%	$1.3	5.14%	14,803	5,369	20,172
Convertible Note - Mast Hill (Note 9 (a))	355.5%	0.0%	1.4	5.14%	101,293	(101,293)	-
Convertible Note - First Fire (Note 9 (a))	355.5%	0.0%	1.4	5.14%	33,919	12,315	46,234
Convertible Note - LGH Note 9 (a))	355.5%	0.0%	1.4	5.14%	34,028	12,355	46,383
Convertible Note - Fourth Man (Note 9 (ab))	355.5%	0.0%	1.4	5.14%	14,398	5,228	19,626
Convertible Note - Jefferson Street Note 9 (a))	355.5%	0.0%	1.4	5.14%	34,134	12,392	46,526
Convertible Note - Blue Lake Note 9 (a))	355.5%	0.0%	1.4	5.14%	24,382	8,851	33,233
Total				Total	256,957	(44,784)	212,174

The fair values of these warrants as of December 31, 2022 were calculated using the Black-Scholes option-pricing model with the following assumptions:

					December 31, 2022
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2021(US$)	Changes of fair value of common stock purchase warrants liability (+ (gains)/- losses(US$)	Common stock purchase warrants liability as of December 31, 2022 (US$)
Convertible Note- Talos Victory (Note 9 (a))	289.9%	$0.0%	$1.8	4.41%	124,756	(109,953)	14,803
Convertible Note-Mast Hill (Note 9 (a))	289.9%	0.0%	1.8	4.41%	375,156	(273,863)	101,293
Convertible Note-First Fire (Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,408	(91,489)	33,919
Convertible Note-LGH Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,664	(91,636)	34,028
Convertible Note -Fourth Man (Note 9 (ab))	289.9%	0.0%	1.9	4.41%	125,821	(111,423)	14,398
Convertible Note-Jefferson Street Note 9 (a))3,054	289.9%	0.0%	1.9	4.41%	125,915	(91,781)	34,134
Convertible Note -Blue Lake Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,915	(101,533)	24,382
Total				Total	1,128,635	(868,678)	256,957